LEASES	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
LEASES
NOTE 5:-	LEASES

The Company entered into operating leases primarily for offices and cars. The leases have remaining lease terms of up to 5.1 years.

The Company also elected the practical expedient (by class of underlying asset) to not separate lease and non-lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component for its leased cars.

a.	Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2022	2021

Operating lease ROU assets	$987	$1,228
Operating lease liabilities, current	$248	$276
Operating lease liabilities, long-term	$757	$969
Weighted average remaining lease term (in years)	3.32	2.71
Weighted average discount rate	3.46%	3.25%

b.	Future lease payments under operating leases as of December 31, 2022, are as follows:

December 31,

2023	$316
2024	265
2025	233
2026	166
2027 and thereafter	144

Total future lease payments	1,124
Less - imputed interest	(119)

Total lease liability balance	$1,005

c.
Operating lease expenses amounted to $360, $421 and $438 for the years ended December 31, 2022, 2021 and 2020, respectively. Operating lease expenses with a term of twelve months or less were immaterial.